Property and equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment charge on leasehold improvements	€ 0	€ 6,000,000
Leasehold improvements not placed into service	€ 59,000,000	€ 15,000,000